Provisions, judicial deposits and restricted cash - escrow account and indemnity asset (Details 1 - Textual) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions
Provision of obligations assumed in a business combination	[1]		R$ 13,583
Provision recorded		R$ 9,620	12,347	R$ 633
Judicial deposits		7,280	9,819
Civil, labor and tax lawsuits contingent liabilities
Provisions
Provision recorded
Contingent liabilities		8,519	10,563
Tax
Provisions
Provision of obligations assumed in a business combination	[1]		0
Provision recorded		0	205	131
Judicial deposits		7,008	9,405
Labor
Provisions
Provision of obligations assumed in a business combination	[1]		13,583
Provision recorded		9,620	12,142	R$ 502
Judicial deposits		272	415
Labor | Box 1824
Provisions
Provision of obligations assumed in a business combination			13,583
Net provisions assumed in a business combination		R$ 9,040	R$ 11,343

[1]	In relation to Box 1824 business combination, the Group has assumed an amount of R$ 13,583 related to labor contingencies liability, on the acquisition date. As of December 31, 2023, the amount provisioned was R$ 9,040 (R$ 11,343 as of December 31,2022).